Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ 146,485	$ 50,634	$ (46,325)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs	627	400	200
Amortization of debt discounts	243	1,545	1,811
Expenses related to early repayment of debt	5,105	16,984
Non-cash addition to senior subordinated secured term loan for PIK interest		6,930	15,129
Non-cash change in unrecognized tax benefit		(50,498)
Depreciation	2,081	2,000	2,936
Provision for bad debts	263	286	262
Gain on sale of discontinued operations		(4,265)	(835)
(Gain) loss on sale of property and equipment	72	(718)	89
Reversal of deferred tax asset valuation allowances	(125,646)
Decrease in deferred income tax			(8,509)
Stock-based and other non-cash long-term incentive compensation expense	5,217	705	821
Asset impairments	0	0	11,422
Changes in assets and liabilities:
Restricted cash	1,964	9,935	(2,526)
Notes and accounts receivable	(1,698)	265	(1,236)
Real estate inventories	(98,511)	(23,452)	743
Other assets	2,360	1,123	2,243
Income tax receivable	16,754	(699)	2,223
Accounts payable and other liabilities	17,322	5,742	(5,436)
Customer deposits	4,781	5,097	7,267
Net cash provided by (used in) operating activities	(22,581)	22,014	(19,721)
Investing activities
Distributions of capital from an unconsolidated joint venture	577	1,939
Additions to property and equipment	(2,554)	(1,077)	(1,323)
Proceeds from the sale of property and equipment		674
Proceeds from the sale of discontinued operations		10,069	15,322
Net cash provided by (used in) investing activities	(1,977)	11,605	13,999
Financing activities
Proceeds from the issuance of common stock, net	90,257	48,260
Proceeds from the issuance of senior notes	200,000
Proceeds from the issuance of senior secured term notes, net		122,500
Repayment of senior secured term notes	(126,250)
Repayment of senior subordinated secured term loan		(162,412)	(150)
Payments of debt issuance costs	(5,703)	(3,495)
Payments of community development district obligations	(788)	(1,174)	(683)
Payment of preferred stock dividend	(700)
Proceeds from the exercise of stock options		487
Purchases of treasury stock		(41)	(43)
Distributions to noncontrolling interests			(2,221)
Net cash provided by (used in) financing activities	156,816	4,125	(3,097)
Net increase (decrease) in cash and cash equivalents	132,258	37,744	(8,819)
Cash and cash equivalents at the beginning of the year	81,094	43,350	52,169
Cash and cash equivalents at the end of the year	213,352	81,094	43,350
Cash paid during the year for:
Interest, net of amounts capitalized	(3,245)	(2,532)
Noncash transactions associated with the deconsolidation of a subsidiary:
Accounts receivable and other assets			561
Property and equipment			20,807
Accounts payable and other liabilities			2,368
Noncontrolling interests in a consolidated subsidiary			9,843
Noncash transactions associated with community development district obligations:
Liabilities assumed by homebuyers	$ 2,486	$ 1,492	$ 592